Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024
C000015666
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Micro Cap Portfolio, Institutional Class Shares
Without Sales Load [Member] | C000015666
Average Annual Return [Line Items]
Average Annual Return, Percent	27.79%		7.87%	7.87%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index (USD)
Average Annual Return, Percent	37.86%		14.60%	12.44%
Russell Microcap Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Microcap Index (USD)
Average Annual Return, Percent	35.24%		8.05%	6.72%
Russell Microcap Growth Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Microcap Growth Index (TR) (USD)
Average Annual Return, Percent	43.01%		7.11%	5.21%